EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
EMPLOYEE BENEFIT PLAN AND PROFIT APPROPRIATION
Defined contribution plan, cost recognized	¥ 3,800	¥ 1,380	¥ 1,700
Percentage of entity registered capital	50.00%
Statutory surplus reserve fund annual appropriation percentage	10.00%
Statutory surplus reserve fund appropriations	¥ 3,557	¥ 3,304